Taxes on Income (Details) - Schedule of theoretical tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of theoretical tax [Abstract]
Loss before taxation	$ (10,273)	$ (16,955)	$ (7,228)
Theoretical tax credit at applicable statutory rate: 23%	(2,363)	(3,900)	(1,662)
Non-allowable expenses	(1,804)	(2,070)	4,733
Temporary differences and tax losses for which no Deferred Tax Asset is recognized	(559)	(1,830)	(3,071)
Income tax benefit